EQUITY ACCOUNTED INVESTMENTS - Change in Equity Investments (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Reconciliation Of Changes In Investments [Roll Forward]
Equity accounted investments, beginning of period	$ 21,244	$ 19,547	$ 19,547
Additions	1,540		848
Disposals and return of capital distributions	(69)		(300)
Share of net earnings from equity accounted investments	610		882
Distributions received	(279)		(268)
Foreign currency translation	(102)		257
Other comprehensive (loss) income and other	(16)		56
Equity accounted investments, end of period	22,846		21,244
Opportunistic Fund Investments
Reconciliation Of Changes In Investments [Roll Forward]
Reclassification to assets held for sale	(82)	0
Other Subsidiaries
Reconciliation Of Changes In Investments [Roll Forward]
Reclassification to assets held for sale	0	$ (143)
Manager Reorganization
Reconciliation Of Changes In Investments [Roll Forward]
Deconsolidation of India REIT	$ 0		$ 365